Average Annual Total Returns	12 Months Ended
Aug. 31, 2011
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.57%
Five Years	4.10%
Since Inception	3.82%
Inception Date	Jan. 26, 2004
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.60%
Five Years	4.07%
Since Inception	3.05%
Inception Date	Jul. 14, 2005
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.44%
Five Years	7.77%
Since Inception	7.51%
Inception Date	Jan. 26, 2004
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.43%
Five Years	7.74%
Since Inception	7.56%
Inception Date	Jan. 30, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.09%
Five Years	8.05%
Since Inception	13.30%
Inception Date	Sep. 23, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.10%
Five Years	8.02%
Since Inception	12.35%
Inception Date	Oct. 07, 2004
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.27%
Since Inception	2.90%
Inception Date	Dec. 06, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.01%
Since Inception	2.20%
Inception Date	Nov. 28, 2007
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.74%
Five Years	(7.96%)
Since Inception	(3.86%)
Inception Date	Jan. 26, 2004
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.79%
Five Years	(7.99%)
Since Inception	(3.66%)
Inception Date	Feb. 04, 2004
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.43%
Five Years	(0.32%)
Ten Years	(0.60%)
Inception Date	May 31, 2000
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.58%
Five Years	(0.18%)
Since Inception	4.01%
Inception Date	Jan. 14, 2003
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.75%
Five Years	2.56%
Since Inception	2.96%
Inception Date	Jan. 26, 2004
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.75%
Five Years	2.53%
Since Inception	2.93%
Inception Date	Feb. 05, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.09%
Five Years	4.05%
Since Inception	6.15%
Inception Date	Sep. 23, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.12%
Since Inception	1.11%
Inception Date	May 08, 2006
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.74%
Five Years	5.49%
Since Inception	3.37%
Inception Date	Jan. 26, 2004
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.72%
Five Years	5.46%
Since Inception	5.09%
Inception Date	Mar. 25, 2004
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.66%
Five Years	5.67%
Ten Years	4.91%
Inception Date	Sep. 30, 1981
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.81%
Five Years	5.86%
Since Inception	7.50%
Inception Date	Aug. 13, 2001
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.33%
Five Years	8.77%
Since Inception	9.77%
Inception Date	Jan. 26, 2004
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.37%
Five Years	8.74%
Since Inception	9.22%
Inception Date	Feb. 11, 2004
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.69%
Since Inception	2.03%
Inception Date	Apr. 03, 2008
Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.67%
Since Inception	0.11%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.84%
Since Inception	(0.41%)
Inception Date	Feb. 22, 2008
Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.81%
Since Inception	(2.47%)
Inception Date	Dec. 17, 2007
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.00%
Since Inception	(2.52%)
Inception Date	Mar. 05, 2008
Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.98%
Since Inception	(5.03%)
Inception Date	Dec. 17, 2007
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	19.65%
Five Years	6.46%
Since Inception	7.33%
Inception Date	Sep. 23, 2004
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	19.67%
Five Years	6.43%
Since Inception	6.67%
Inception Date	Mar. 11, 2005
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.53%
Five Years	0.96%
Ten Years	(3.64%)
Inception Date	Jan. 06, 1959
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.74%
Five Years	1.17%
Since Inception	0.07%
Inception Date	Aug. 13, 2001
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.95%
Five Years	4.08%
Since Inception	7.90%
Inception Date	Jan. 26, 2004
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.95%
Five Years	4.05%
Since Inception	8.13%
Inception Date	Apr. 28, 2004
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.38%
Five Years	3.92%
Since Inception	3.66%
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.40%
Five Years	3.89%
Since Inception	2.87%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.01%
Five Years	7.44%
Since Inception	7.18%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.99%
Five Years	7.41%
Since Inception	7.24%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.86%
Five Years	7.84%
Since Inception	13.09%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.87%
Five Years	7.82%
Since Inception	12.15%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.58%
Since Inception	0.02%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.33%
Since Inception	(0.63%)
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.42%
Five Years	(8.36%)
Since Inception	(4.26%)
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.47%
Five Years	(8.38%)
Since Inception	(4.06%)
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.29%
Five Years	(0.53%)
Ten Years	(0.82%)
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.42%
Five Years	(0.41%)
Since Inception	3.78%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.48%
Five Years	2.30%
Since Inception	2.75%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.49%
Five Years	2.28%
Since Inception	2.72%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.84%
Five Years	3.81%
Since Inception	5.92%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.87%
Since Inception	0.86%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.64%
Five Years	5.41%
Since Inception	3.28%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.62%
Five Years	5.38%
Since Inception	5.00%
Return After Taxes on Distributions | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.37%
Five Years	4.38%
Ten Years	4.04%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	23.93%
Five Years	8.44%
Since Inception	9.45%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	23.96%
Five Years	8.42%
Since Inception	8.90%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.46%
Since Inception	1.81%
Return After Taxes on Distributions | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.44%
Since Inception	(0.09%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.50%
Since Inception	(0.73%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.46%
Since Inception	(2.77%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.57%
Since Inception	(2.97%)
Return After Taxes on Distributions | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.55%
Since Inception	(5.44%)
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	19.14%
Five Years	6.06%
Since Inception	6.92%
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	19.16%
Five Years	6.04%
Since Inception	6.26%
Return After Taxes on Distributions | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.44%
Five Years	0.87%
Ten Years	(3.72%)
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.32%
Five Years	3.55%
Since Inception	7.38%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.32%
Five Years	3.52%
Since Inception	7.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.13%
Five Years	3.48%
Since Inception	3.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.15%
Five Years	3.46%
Since Inception	2.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.97%
Five Years	6.70%
Since Inception	6.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.97%
Five Years	6.67%
Since Inception	6.55%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.01%
Five Years	6.96%
Since Inception	11.73%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.02%
Five Years	6.94%
Since Inception	10.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.73%
Since Inception	0.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	6.57%
Since Inception	0.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.79%
Five Years	(6.60%)
Since Inception	(3.22%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.83%
Five Years	(6.62%)
Since Inception	(3.06%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.56%
Five Years	(0.29%)
Ten Years	(0.56%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.68%
Five Years	(0.17%)
Since Inception	3.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.10%
Five Years	2.17%
Since Inception	2.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	4.10%
Five Years	2.15%
Since Inception	2.50%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.94%
Five Years	3.45%
Since Inception	5.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.96%
Since Inception	0.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.41%
Five Years	4.72%
Since Inception	2.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.40%
Five Years	4.69%
Since Inception	4.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.52%
Five Years	4.57%
Ten Years	4.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.34%
Five Years	7.55%
Since Inception	8.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.37%
Five Years	7.54%
Since Inception	8.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.82%
Since Inception	1.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.80%
Since Inception	0.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.40%
Since Inception	(0.39%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.37%
Since Inception	(2.13%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.96%
Since Inception	(2.19%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.94%
Since Inception	(4.29%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.45%
Five Years	5.54%
Since Inception	6.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.46%
Five Years	5.52%
Since Inception	5.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.63%
Five Years	0.81%
Ten Years	(3.03%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.28%
Five Years	3.47%
Since Inception	6.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.29%
Five Years	3.45%
Since Inception	7.06%
Based on Market Value | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.62%
Five Years	4.10%
Since Inception	3.83%
Based on Market Value | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.54%
Five Years	7.78%
Since Inception	7.52%
Based on Market Value | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.18%
Five Years	8.05%
Since Inception	13.31%
Based on Market Value | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	9.93%
Since Inception	2.87%
Based on Market Value | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.77%
Five Years	(7.97%)
Since Inception	(3.85%)
Based on Market Value | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.80%
Five Years	2.56%
Since Inception	2.97%
Based on Market Value | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.22%
Five Years	4.07%
Since Inception	6.17%
Based on Market Value | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.67%
Five Years	5.50%
Since Inception	3.38%
Based on Market Value | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.39%
Five Years	8.79%
Since Inception	9.78%
Based on Market Value | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.68%
Since Inception	0.12%
Based on Market Value | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.83%
Since Inception	(2.47%)
Based on Market Value | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.00%
Since Inception	(5.02%)
Based on Market Value | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	19.66%
Five Years	6.47%
Since Inception	7.33%
Based on Market Value | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.02%
Five Years	4.09%
Since Inception	7.91%
MSCI EAFE Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Five Years	2.46%
Ten Years	3.50%
MSCI EAFE Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.75%
Five Years	2.46%
Since Inception	5.82%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Ten Years	1.41%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	15.06%
Five Years	2.29%
Since Inception	2.54%
Dow Jones U.S. Total Stock Market Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Ten Years	2.64%
Dow Jones U.S. Total Stock Market Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.70%
Five Years	3.17%
Since Inception	7.26%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.71%
Five Years	3.75%
Ten Years	0.02%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.71%
Five Years	3.75%
Since Inception	2.18%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.60%
Five Years	5.29%
Ten Years	5.97%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	11.60%
Five Years	5.29%
Since Inception	8.32%
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.93%
Since Inception	(0.38%)
MSCI US Large Cap 300 Index | Vanguard Mega Cap 300 Index Fund | Vanguard Mega Cap 300 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.93%
Since Inception	(2.41%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.04%
Since Inception	(2.58%)
MSCI US Large Cap Value Index | Vanguard Mega Cap 300 Value Index Fund | Vanguard Mega Cap 300 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	13.04%
Since Inception	(5.05%)
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.76%
Since Inception	2.08%
MSCI US Large Cap Growth Index | Vanguard Mega Cap 300 Growth Index Fund | Vanguard Mega Cap 300 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.76%
Since Inception	0.19%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.02%
Five Years	8.20%
Since Inception	12.93%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.02%
Five Years	8.20%
Since Inception	12.07%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.87%
Five Years	4.24%
Since Inception	3.95%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.87%
Five Years	4.24%
Since Inception	3.20%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.47%
Five Years	7.70%
Since Inception	7.43%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.47%
Five Years	7.70%
Since Inception	7.51%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.87%
Five Years	(7.96%)
Since Inception	(3.96%)
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.87%
Five Years	(7.96%)
Since Inception	(3.74%)
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.97%
Five Years	2.76%
Since Inception	3.18%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.97%
Five Years	2.76%
Since Inception	3.17%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.40%
Five Years	4.07%
Since Inception	6.15%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.40%
Since Inception	1.45%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.79%
Five Years	5.65%
Since Inception	3.51%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.79%
Five Years	5.65%
Since Inception	5.26%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.59%
Five Years	8.86%
Since Inception	10.03%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.59%
Five Years	8.86%
Since Inception	9.49%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.65%
Five Years	6.06%
Since Inception	5.92%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.72%
Five Years	6.08%
Since Inception	6.02%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.20%
Five Years	4.28%
Since Inception	8.11%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.20%
Five Years	4.28%
Since Inception	8.36%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.70%
Five Years	(0.14%)
Ten Years	(0.39%)
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.70%
Five Years	(0.14%)
Since Inception	4.07%
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.70%
Five Years	(0.14%)
Ten Years	none
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.70%
Five Years	(0.14%)
Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.66%
Since Inception	3.53%
Barclays Capital U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	10.66%
Since Inception	2.74%
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	none
Five Years	none
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.87%
Five Years	4.24%
Since Inception	3.98%
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.87%
Five Years	4.24%
Since Inception	3.21%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.56%
Five Years	7.72%
Since Inception	7.45%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.56%
Five Years	7.72%
Since Inception	7.53%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.24%
Five Years	8.24%
Since Inception	13.01%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.24%
Five Years	8.24%
Since Inception	12.04%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.87%
Five Years	(7.96%)
Since Inception	(3.80%)
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.87%
Five Years	(7.96%)
Since Inception	(3.58%)
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.97%
Five Years	2.76%
Since Inception	3.17%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	5.97%
Five Years	2.76%
Since Inception	3.17%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.40%
Five Years	4.07%
Since Inception	6.04%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.40%
Since Inception	1.27%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.99%
Five Years	5.69%
Since Inception	3.57%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	12.99%
Five Years	5.69%
Since Inception	5.31%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.59%
Five Years	8.86%
Since Inception	9.90%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.59%
Five Years	8.86%
Since Inception	9.37%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.65%
Five Years	6.06%
Since Inception	5.82%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.65%
Five Years	6.06%
Since Inception	5.65%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.20%
Five Years	4.28%
Since Inception	8.13%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	7.20%
Five Years	4.28%
Since Inception	8.38%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.13%
Five Years	2.53%
Ten Years	3.54%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	8.13%
Five Years	2.53%
Since Inception	5.86%